Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–150.41%(a)
Alabama–1.04%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 270	$ 266,059
Series 2016, RB	5.75%	06/01/2045	20	16,644
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,507,025
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	956,341
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,441,309
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,488,913
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	782,737
				6,459,028
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	372,219
Arizona–2.85%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,112,850
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	241,107
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,187,300
Series 2017, Ref. RB	5.00%	11/15/2045	980	772,851
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	659,738
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	493,088
Series 2021, RB(c)	4.00%	07/01/2051	875	660,517
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	3,025	3,260,114
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	439,790
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	318,687
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,049,976
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,055	740,884
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,370	3,694,196
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,056,216
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,018,820
				17,706,134
California–22.51%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,010	1,949,866
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	2,675	1,647,164
Bay Area Toll Authority (San Francisco Bay Area); Series 2023 F-2, RB(f)	4.13%	04/01/2054	5,000	4,988,361
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	2,720	2,515,946
Series 2009, GO Bonds(e)	0.00%	08/01/2031	5,270	4,174,307
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,680	1,343,727
Series 2023, GO Bonds	5.25%	09/01/2053	3,370	3,782,573
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	655,371
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,335	942,737
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 55	$ 55,791
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,680	276,706
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	4,375	4,704,911
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,794,491
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,091	3,870,523
Series 2023-1, RB	4.38%	09/20/2036	837	810,123
California (State of) Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	6,700	7,360,464
Series 2003 A, RB(b)(g)	5.00%	01/01/2028	4,500	4,915,507
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,300	3,625,303
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	171,726
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,371,061
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2043	2,000	2,019,030
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	840	813,375
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	228,622
California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(h)	5.00%	07/01/2027	810	810,684
Series 2012, RB(c)(h)	5.00%	07/01/2030	190	190,139
Series 2012, RB(c)(h)	5.00%	07/01/2037	1,990	1,990,404
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,325	2,309,630
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	966,157
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,130	2,269,674
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	1,360	1,132,659
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	563,524
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	840	584,407
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	505	367,834
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2043	2,120	874,042
Series 2009, GO Bonds(e)	0.00%	08/01/2044	1,090	426,236
Series 2009, GO Bonds(e)	0.00%	08/01/2045	6,270	2,323,768
Series 2009, GO Bonds(e)	0.00%	08/01/2048	4,610	1,460,141
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	4,155	3,215,124
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	3,165	2,355,392
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	4,070	424,705
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(h)	5.50%	05/15/2035	1,750	2,010,824
Series 2022 G, RB(h)	5.50%	05/15/2037	1,985	2,241,473
Series 2022, RB(h)	4.00%	05/15/2042	705	688,620
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,350	2,515,750
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,665	1,142,871
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	300	197,027
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,350	2,771,432
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	830	889,231
Series 2009 B, RB	6.50%	11/01/2039	585	719,428
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,400	2,057,021
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2034	$ 3,825	$ 2,565,752
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2035	4,120	2,656,733
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	300	183,358
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,785	1,028,921
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	7,840	6,769,828
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	8,475	6,552,944
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	5,430	5,228,251
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,686,137
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,305	1,434,372
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,590	1,737,735
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,060	1,969,875
Series 2023 B, RB(h)	5.00%	07/01/2048	2,525	2,628,387
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	675	703,381
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	656,912
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	1,600	1,274,174
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,445	1,239,549
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	11,350	8,086,763
				139,923,406
Colorado–5.86%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	458,354
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	751,831
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	925,414
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,509,050
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	582,929
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,749,487
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,757,463
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,472,674
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	492,063
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051
Colorado Springs (City of), CO; Series 2023 A, RB	5.25%	11/15/2053	5,000	5,500,785
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	5,740	5,831,310
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,710	1,760,661
Series 2022 A, RB(h)	5.00%	11/15/2047	1,985	2,070,411
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	393,404
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	657,604
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	707,569
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	782	623,767
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	574,852
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	760,581
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	660,049
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	464,609
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	466,083
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	425	402,436
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	458,625
Series 2023, GO Bonds	8.00%	12/15/2035	605	581,141
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	$ 1,335	$ 807,563
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,211,550
				36,396,987
District of Columbia–4.44%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	550	550,496
Series 2014 C, GO Bonds(f)(g)	5.00%	06/01/2035	6,060	6,112,702
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,812,788
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	286,344
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,805	6,172,655
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,263,977
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,504,406
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	7,185	7,902,737
				27,606,105
Florida–8.03%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	701,190
Series 2022 B, RB(c)	6.50%	11/15/2033	100	84,604
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	447,194
Broward (County of), FL;
Series 2019 B, RB(h)	4.00%	09/01/2044	840	804,961
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	4,110	4,099,694
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,199,717
Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,610	1,742,533
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,109,404
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(c)(k)	7.75%	05/15/2035	1,678	53,690
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,390	1,399,494
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,209,592
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	670	672,926
Fort Lauderdale (City of), FL; Series 2023 A, RB	5.50%	09/01/2053	2,525	2,839,153
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	510	515,164
Series 2019 A, RB(h)	4.00%	10/01/2044	1,000	938,513
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,525	2,569,276
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	579,438
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	245,541
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	894,786
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	1,030	1,120,117
Series 2022, RB	5.25%	08/01/2049	1,670	1,766,811
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,980	2,098,855
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,987,958
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	505	526,198
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	840	860,653
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,525	2,360,774
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	985	900,319
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(d)	5.00%	07/01/2035	3,415	3,417,766
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,320	2,449,031
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	$ 1,000	$ 321,080
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	373,460
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	124,583
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	455	89,036
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	390	67,742
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,675	1,546,142
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	764,136
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,289,899
Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	1,965	1,924,954
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,340	781,391
				49,877,775
Georgia–2.04%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,019,977
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	3,380	3,278,803
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.40%	11/01/2052	975	975,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,164,477
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,212,219
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,196,166
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,834,699
				12,681,341
Hawaii–0.29%
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(h)	5.00%	08/01/2028	1,775	1,775,260
Idaho–0.42%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,305,626
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,675	1,284,589
				2,590,215
Illinois–7.96%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	632,968
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	396,800
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	316,175
Series 2014, RB	5.00%	11/01/2039	750	753,798
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,164,394
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(h)	5.00%	01/01/2052	5,000	5,041,483
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,483,427
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	943,443
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)(g)(h)	5.50%	02/06/2024	2,280	2,285,445
Series 2013 B, Ref. RB(b)(g)	5.00%	02/06/2024	1,550	1,553,744
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,100	1,100,038
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,100,315
Series 2014, GO Bonds	5.00%	05/01/2035	285	285,433
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,001,176
Series 2016, GO Bonds	5.00%	11/01/2036	715	726,941
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,760,678
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,919,173
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,201,503
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,136,939
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,246
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(g)	5.00%	09/01/2024	1,250	1,265,576
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	584,275
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	$ 670	$ 528,727
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,462,459
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	965	867,060
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	230	224,194
Series 2017, Ref. RB	5.25%	02/15/2037	200	199,607
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(d)(e)	0.00%	12/15/2029	3,520	2,819,568
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,060	1,067,876
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(f)	5.00%	01/01/2038	12,300	12,300,677
				49,484,138
Indiana–0.64%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	409,388
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,795	1,804,999
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,011
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,502,355
				3,956,753
Iowa–0.73%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	428,596
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,209,094
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	1,735	1,736,236
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,166,322
				4,540,248
Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,261,500
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	676,710
				1,938,210
Kentucky–1.19%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	665	615,240
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(m)	4.70%	02/01/2025	700	700,581
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,118,324
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,921,186
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,245,476
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	953,308
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	853,800
				7,407,915
Louisiana–0.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	845	725,267
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,145	1,149,786
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,697,137
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	610	614,735
				4,186,925
Maryland–0.49%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,350,013
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	866,635
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	682,041
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	$ 175	$ 140,125
				3,038,814
Massachusetts–3.22%
Massachusetts (Commonwealth of); Series 2023, RB	5.00%	06/01/2053	5,155	5,546,875
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	675	718,863
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,205	1,208,940
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,005	1,066,910
Series 2021 E, RB(h)	5.00%	07/01/2046	1,055	1,090,938
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	2,000	2,361,727
University of Massachusetts Building Authority; Series 2022-1, RB	5.00%	11/01/2052	7,550	8,019,035
				20,013,288
Michigan–3.82%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	270,819
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	258,245
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2036	2,000	2,009,987
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,855,138
Michigan (State of); Series 2023, RB	5.50%	11/15/2049	4,560	5,175,381
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(f)	5.00%	04/15/2041	2,715	2,781,012
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	552,466
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	553,245
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	157,494
Series 2020, Ref. RB	5.00%	06/01/2045	490	421,730
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,655	3,695,239
Series 2017, Ref. RB	4.00%	12/01/2040	855	841,009
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,033,422
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	385	357,393
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	2,025	1,984,134
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	784,571
				23,731,285
Minnesota–0.20%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	329,558
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	594,439
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	313,941
				1,237,938
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	656,264
Missouri–2.09%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	981,898
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,700	4,750,468
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	1,005	1,020,492
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	350,231
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	309,375
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	$ 2,000	$ 1,766,294
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,374,952
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,675,174
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	750,213
				12,979,097
Nebraska–1.13%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,896,656
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	864,805
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	2,080	2,270,882
				7,032,343
Nevada–0.91%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	5,295	5,661,186
New Hampshire–0.66%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	302	290,542
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,640	1,604,012
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,144,751
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,042,459
				4,081,764
New Jersey–5.21%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	3,390	3,441,727
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	210	210,114
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,250	2,251,746
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,365,396
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	14,305	12,952,966
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	942,409
Series 2018 A, RN(f)(i)	5.00%	06/15/2029	1,575	1,642,148
Series 2018 A, RN(f)(i)	5.00%	06/15/2030	535	557,496
Series 2022, RB	5.25%	06/15/2046	1,425	1,533,140
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,912,325
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,708,511
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,850	1,855,152
				32,373,130
New York–19.80%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(h)	5.00%	01/01/2035	1,600	1,601,594
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,310,924
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,111,576
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	2,015	1,960,212
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,385,696
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2055	2,340	2,102,238
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,480	2,660,279
Subseries 2022 D-1, RB(f)	5.25%	05/01/2038	1,355	1,540,777
Subseries 2022 D-1, RB(f)	5.25%	05/01/2042	2,305	2,566,038
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,654,194
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(l)	3.25%	06/15/2046	$ 5,055	$ 5,055,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,632,181
Series 2020 BB-1, RB	5.00%	06/15/2050	3,395	3,603,806
Series 2020, Ref. RB	5.00%	06/15/2050	1,710	1,815,172
Series 2021, VRD RB(l)	1.90%	06/15/2045	3,370	3,370,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	846,337
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,449,130
Series 2024 B, RB	4.38%	05/01/2053	2,190	2,197,622
Subseries 2013, RB	5.00%	11/01/2038	4,500	4,502,064
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,868,253
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2028	2,900	3,221,597
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	2,455	2,781,031
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,434,038
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,040	1,159,371
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,700	3,661,491
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	4,175	4,022,919
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,414,171
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,625	2,544,326
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,468,514
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	261,448
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,420,574
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,202,162
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	5,940,374
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,262,221
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	520	534,544
Series 2020, Ref. RB(h)	5.38%	08/01/2036	960	964,457
Series 2023, RB(h)	5.38%	06/30/2060	2,160	2,161,905
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	995	995,038
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,340	1,339,910
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,075	2,101,828
Series 2018, RB(h)	5.00%	01/01/2034	1,295	1,310,777
Series 2018, RB(h)	5.00%	01/01/2036	1,240	1,248,677
Series 2020, RB(h)	5.00%	10/01/2040	2,015	2,006,807
Series 2020, RB(h)	4.38%	10/01/2045	1,160	1,047,134
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,055	3,028,557
Series 2016 A, RB(h)	5.25%	01/01/2050	1,660	1,660,040
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,265	1,319,530
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	705	694,039
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,522,957
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	791,440
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,194,804
Series 2022, RB(f)	5.00%	05/15/2051	5,480	5,800,366
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,286,166
				123,036,306
North Carolina–0.41%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,125,367
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(l)	2.10%	01/15/2048	$ 455	$ 455,000
				2,580,367
North Dakota–0.53%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,315	1,907,141
Series 2017 C, RB	5.00%	06/01/2053	1,725	1,365,023
				3,272,164
Ohio–5.53%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	793,727
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,315	4,657,556
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,255	7,293,638
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,650	889,022
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,058
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2026	3,545	3,200,135
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2028	3,845	3,220,993
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2038	2,800	1,408,219
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	645	643,534
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,805	1,813,684
Series 2017, Ref. RB	5.50%	02/15/2052	795	804,541
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,869,907
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,461,094
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,245,830
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(k)	6.00%	04/01/2038	1,490	432,100
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	845,752
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,249,796
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.25%	01/15/2038	575	543,951
				34,373,537
Oklahoma–0.99%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,775	3,655,274
Series 2018 B, RB	5.50%	08/15/2057	1,230	1,181,099
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,180	1,304,781
				6,142,979
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	838	838,698
Oregon–1.16%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	448,611
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,360	3,588,244
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,430	1,543,862
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,605	1,655,092
				7,235,809
Pennsylvania–2.73%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	778,808
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,324,583
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	$ 510	$ 523,848
Series 2021, RB	5.00%	11/01/2051	680	697,430
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,081,368
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	1,005	1,016,659
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	497,681
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,520,850
Series 2019 A, RB	5.00%	12/01/2049	215	224,101
Series 2020 B, RB	5.00%	12/01/2050	590	622,067
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,183,107
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,320	4,374,458
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,755,300
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	361,423
				16,961,683
Puerto Rico–5.37%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,950	2,957,455
Series 2002, RB	5.63%	05/15/2043	1,825	1,845,721
Series 2005 A, RB(e)	0.00%	05/15/2050	5,570	1,025,798
Series 2005 B, RB(e)	0.00%	05/15/2055	2,530	269,415
Series 2008 A, RB(e)	0.00%	05/15/2057	14,910	1,101,919
Series 2008 B, RB(e)	0.00%	05/15/2057	37,725	2,113,362
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,222,795
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,155,447
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	877,959
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	523,893
Subseries 2022, RN	0.00%	11/01/2043	745	388,696
Subseries 2022, RN	0.00%	11/01/2051	1,421	745,938
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	850	825,145
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2029	1,900	1,885,060
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	725	719,428
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	640	628,551
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,680	1,663,200
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,405	1,111,297
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,116	1,387,043
Series 2018 A-1, RB(e)	0.00%	07/01/2046	8,320	2,455,173
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,905	2,372,494
Series 2018 A-1, RB	4.75%	07/01/2053	969	917,035
Series 2018 A-1, RB	5.00%	07/01/2058	4,296	4,176,055
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,001,244
				33,370,123
Rhode Island–0.46%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	708,332
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,135,039
				2,843,371
South Carolina–0.95%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,078,701
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	$ 3,800	$ 3,836,528
				5,915,229
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,042,079
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,755,209
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,099,797
				5,897,085
Tennessee–2.48%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,270,692
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,839,039
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	2,013,484
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,085	2,376,206
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	3,041,399
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,275	1,300,256
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	950	964,408
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,601,705
				15,407,189
Texas–19.98%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	4,895	4,900,574
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,170	1,235,572
Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(c)(l)(n)	2.40%	06/01/2063	840	840,000
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,113,487
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,288,530
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,683,435
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,010	998,155
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,691,543
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,139,840
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,931,069
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,372,407
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,252,835
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,345	1,339,965
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,725	1,826,167
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	260	259,873
Series 2021 A, RB(h)	4.00%	07/01/2041	585	493,950
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	499,442
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2026	3,975	3,625,205
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2027	5,015	4,421,921
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,393,899
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,230	1,243,012
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,278,771
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,100	2,040,115
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	863,742
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	650	627,319
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	487,500
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,054,483
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	510	498,924
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	$ 1,420	$ 1,449,594
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	896,741
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,514,448
Series 2020, RB	5.25%	10/01/2055	2,520	1,891,688
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,450	2,468,084
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	16,400	14,304,421
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2029	2,725	2,293,635
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,550	2,762,186
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,378,110
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2032	2,265	2,266,593
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2037	2,475	2,475,908
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,628,277
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,170,685
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,448,205
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	829,998
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(k)	6.38%	02/15/2048	1,785	981,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	77,958
Series 2020, Ref. RB	6.75%	11/15/2051	85	75,075
Series 2020, Ref. RB	6.88%	11/15/2055	85	75,609
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	560	567,203
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2037	1,250	670,271
Series 2019, RB(e)	0.00%	08/01/2039	1,400	664,493
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(d)(e)	0.00%	08/15/2027	6,800	6,030,380
Series 2002, RB(e)(g)	0.00%	08/15/2027	200	178,446
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,075	1,773,220
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	705	381,636
Series 2015 C, Ref. RB	5.00%	08/15/2034	5,000	5,028,419
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,935	1,941,548
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,387,649
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,310	2,386,823
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,070	1,071,455
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,057,961
Texas Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,626,272
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,661
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,365	3,193,336
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,830	1,827,342
				124,181,815
Utah–1.23%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	365,003
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	840	867,523
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,057,052
Series 2023 A, RB(h)	5.50%	07/01/2053	2,900	3,130,909
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,862,027
				7,637,276
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.27%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	$ 2,090	$ 2,024,222
Isle of Wight County Economic Development Authority; Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,355	1,429,591
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	309,484
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(k)	5.00%	09/01/2050	330	188,100
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	01/01/2038	2,000	2,058,287
Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,315,572
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	565	578,965
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,625	1,645,249
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,155	1,160,577
Series 2017, RB(h)	5.00%	12/31/2056	2,420	2,424,713
				14,134,760
Washington–3.24%
City of Seattle WA Municipal Light & Power Revenue; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,318,788
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,785	2,688,039
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(d)(e)	0.00%	12/01/2029	5,100	4,218,401
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,850	2,042,813
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,504,700
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	660,205
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	332,547
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	265,283
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,199	1,103,608
				20,134,384
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	840	910,338
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,778,536
				2,688,874
Wisconsin–4.89%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,520	1,819,480
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	29,640	4,992,665
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,656,276
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,535,681
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,388,393
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,680	1,375,284
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,416,791
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,001,411
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	746,263
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(k)	6.75%	08/01/2031	900	630,000
Series 2017, RB(c)	6.75%	12/01/2042	2,100	1,919,720
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	359,684
Series 2022 A, RB(c)	6.13%	02/01/2050	455	389,658
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	616,299
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	393,600
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$ 1,655	$ 1,673,154
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,658,314
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	826,331
				30,399,004
Total Municipal Obligations (Cost $927,732,262)				934,758,421
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $512,038)(o)			10,050	499,752
TOTAL INVESTMENTS IN SECURITIES(p)–150.49% (Cost $928,244,300)				935,258,173
FLOATING RATE NOTE OBLIGATIONS–(12.54)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(q)				(77,960,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.51)%				(233,088,794)
OTHER ASSETS LESS LIABILITIES–(0.44)%				(2,744,296)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$621,465,083
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $51,344,904, which represented 8.26% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,570,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $2,774,965, which represented less than 1% of the Trust’s Net Assets.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$500,445	$-	$-	$(693)	$-	$499,752	$15,306

(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.37%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $114,025,198 are held by TOB Trusts and serve as collateral for the $77,960,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$934,758,421	$—	$934,758,421
Exchange-Traded Funds	499,752	—	—	499,752
Total Investments	$499,752	$934,758,421	$—	$935,258,173
Invesco Value Municipal Income Trust